Other information about investments - Subsidiaries - Gas & Power (Details)	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 TND (د.ت)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Subsidiaries
Share capital				€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital				4,005,358,876	€ 4,005,358,876
Gas & Power | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni gas e luce SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital				750,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Gas Transport Services Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital				120,000
Consolidation or valuation method	Co.
Gas & Power | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Trading & Shipping SpA
Registered office	Rome
Country of operation	Italy
Share capital				60,036,650
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	EniPower Mantova SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital				144,000,000
% Equity ratio	86.50%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Four [Member] | Third parties
Subsidiaries
% Ownership	13.50%
Gas & Power | Italy | Subsidiaries Four [Member] | EniPower SpA [Member]
Subsidiaries
% Ownership	86.50%
Gas & Power | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	EniPower SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital				944,947,849
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	LNG Shipping SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital				240,900,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	SEA SpA
Registered office	L'Aquila (AQ)
Country of operation	Italy
Share capital				100,000
% Equity ratio	60.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Seven [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Gas & Power | Italy | Subsidiaries Seven [Member] | Eni gas e luce SPA [Member]
Subsidiaries
% Ownership	60.00%
Gas & Power | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Trans Tunisian Pipeline Co SpA
Registered office	San Donato Milanese (MI)
Country of operation	Tunisia
Share capital				1,098,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office	Ljubljana (Slovenia)
Country of operation	Slovenia
Share capital				12,956,935
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Nine [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Nine [Member] | Eni gas e luce SPA [Member]
Subsidiaries
% Ownership	51.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Eni G&P Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Turkey
Share capital				70,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Eni Gas & Power France SA
Registered office	Levallois Perret (France)
Country of operation	France
Share capital				29,937,600
% Equity ratio	99.87%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Third parties
Subsidiaries
% Ownership	0.13%
Gas & Power | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni gas e luce SPA [Member]
Subsidiaries
% Ownership	99.87%
Gas & Power | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Eni Trading & Shipping Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $			$ 36,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Twelve [Member] | ETS SpA [Member]
Subsidiaries
% Ownership	100.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eni Transporte y Suministro México, S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $	$ 3,000
Consolidation or valuation method	Eq.
Gas & Power | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Gas & Power | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Gas & Power | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Gas Supply Company Thessaloniki - Thessalia SA
Registered office	Thessaloniki (Greece)
Country of operation	Greece
Share capital				€ 13,761,788
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Eni gas e luce SPA [Member]
Subsidiaries
% Ownership	100.00%
Gas & Power | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Société de Service du Gazoduc Transtunisien SA - Sergaz SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 99,000
% Equity ratio	66.67%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Third parties
Subsidiaries
% Ownership	33.33%
Gas & Power | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni International BV
Subsidiaries
% Ownership	66.67%
Gas & Power | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Gas & Power | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | ENI SpA
Subsidiaries
% Ownership	0.05%
Gas & Power | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.85%
Gas & Power | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | LNG Shipping SpA [Member]
Subsidiaries
% Ownership	0.05%
Gas & Power | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Trans Tunis P Co SpA [Member]
Subsidiaries
% Ownership	0.05%